Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

March 1, 2018

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Westcore Trust (the “Registrant”)
File Nos.	2-75677
811-3373

Form N-1A Post-Effective Amendment No. 98 (1933 Act)

Dear Sir or Madam:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 98 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on April 30, 2018. No fees are required in connection with this filing.

Effective April 30, 2018, the funds listed below under the heading “Old Name” will be renamed to the fund name listed under the heading “New Name.” The Amendment outlines details of certain changes to these two existing series of the Trust. This Amendment relates only to the aforementioned funds.

Old Name	New Name
Westcore International Small-Cap Fund	Westcore Fundamental International Small Cap Fund
Westcore Flexible Income Fund	Westcore Quality High Yield Fund

Please address any comments or questions to the undersigned at (720) 947-5968.

Sincerely

/s/ Richard C. Noyes
Richard C. Noyes
Secretary

cc: Peter H. Schwartz, Davis Graham & Stubbs LLP